Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Restricted Pledged Assets and Funds in Trust
The total restricted assets included on the consolidated balance sheets are as follows:

	December 31,
(In millions)	2016	2015
AFS securities
Fixed maturity	$1,535	$1,865
Equity	40	56
Investment funds	25	27
Mortgage loans	1,003	1,134
Short-term investments	15	—
Restricted cash	57	116
Total restricted assets	$2,675	$3,198